Federal Home Loan Bank and Federal Reserve Bank Borrowings	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank and Federal Reserve Bank Borrowings [Abstract]
Federal Home Loan Bank and Federal Reserve Bank Borrowings
(6)	Federal Home Loan Bank and Federal Reserve Bank Borrowings

The Bank has borrowings from the Federal Home Loan Bank of Atlanta (“FHLB”) with monthly or quarterly interest payments at December 31, 2011.  The FHLB borrowings are collateralized by a blanket assignment on all residential first mortgage loans, home equity lines of credit and loans secured by multi-family real estate that the Bank owns.  At December 31, 2011, the carrying value of loans pledged as collateral totaled approximately $153.7 million.  As additional collateral, the Bank has pledged securities to the FHLB.  At December 31, 2011, the market value of securities pledged to the FHLB totaled $13.2 million.

Borrowings from the FHLB outstanding at December 31, 2011 consist of the following:

(Dollars in thousands)

Maturity Date	Call Date	Rate	Rate Type	Amount

June 24, 2015	N/A	3.710%	Convertible	$5,000

March 25, 2019	N/A	4.260%	Convertible	5,000

October 5, 2016	N/A	4.450%	Convertible	5,000

November 12, 2014	N/A	2.230%	Fixed Rate Hybrid	5,000

November 13, 2017	N/A	4.260%	Fixed Rate Hybrid	15,000

October 17, 2016	N/A	3.893%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.573%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.813%	Adjustable Rate Hybrid	15,000

October 17, 2018	N/A	3.588%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.643%	Adjustable Rate Hybrid	5,000

				$70,000

The FHLB has the option to convert $15.0 million of the total advances to a floating rate and, if converted, the Bank may repay advances without a prepayment fee.

The Bank is required to purchase and hold certain amounts of FHLB stock in order to obtain FHLB borrowings. No ready market exists for the FHLB stock, and it has no quoted market value. The stock is redeemable at $100 per share subject to certain limitations set by the FHLB. The Bank owned FHLB stock amounting to $4.9 million at December 31, 2011 and 2010.

As of December 31, 2011 and 2010, the Bank had no borrowings from the Federal Reserve Bank (“FRB”).  FRB borrowings are collateralized by a blanket assignment on all qualifying loans that the Bank owns which are not pledged to the FHLB.  At December 31, 2011, the carrying value of loans pledged as collateral totaled approximately $342.2 million.